Note Trust preferred securities (Trust preferred securities - Additional Information) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure - Trust Preferred Securities - Additional Information [Abstract]
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427